Consolidated statements of other comprehensive income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit for the year	S/ 75,146	S/ 80,631	S/ 112,894
Other comprehensive income to be reclassified to profit or loss in subsequent periods (net of income tax):
Transfer to profit or loss of the year of net loss on settlement of derivative financial statements	34,887
Net gain (loss) on cash flows hedges	201	(38,230)	(39,511)
Change in fair value of financial instruments designated at fair value through other comprehensive income	5,677	37	221
Transfer to profit or loss of the net loss on derivative financial statements that changed to trading condition	4,275
Deferred income tax related to the transfers to profit or loss of the period of the loss realized in the liquidation of the derivative financial instrument of hedging and in derivative financial instruments that changed under the condition of trading	(9,258)
Deferred income tax related to cash flow hedge	(2,354)	11,277	11,104
Deferred income tax related to fair value of financial instruments designated at fair value through other comprehensive income	(1,675)	62	(65)
Transfer to profit or loss of fair value of financial instruments designated at fair value through other comprehensive income		(243)
Other comprehensive income for the year, net of income tax	31,753	(27,097)	(28,251)
Total comprehensive income for the year, net of income tax	106,899	53,534	84,643
Total comprehensive income attributable to:
Equity holders of the parent	108,452	66,685	87,923
Non-controlling interests	(1,553)	(13,151)	(3,280)
Total comprehensive income	S/ 106,899	S/ 53,534	S/ 84,643